Segment information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment information	Segment information
As indicated in Note B.26., Sanofi has two operating segments with effect from January 1, 2023: Biopharma and Consumer Healthcare.
In 2022, Sanofi reported three operating segments (Pharmaceuticals, Vaccines and Consumer Healthcare). The costs of the global support functions (Corporate Affairs, Finance, People & Culture, Legal, Ethics, Business Integrity & Global Security, Information Solutions & Technology, Sanofi Business Services, etc.), which are mainly managed centrally at group-wide level, were presented within the “Other” category.
In 2023, Sanofi reviewed the presentation of its segment information following adjustments to its internal reporting systems in order to reflect (i) progress on the “Play to Win” strategy leading to the creation of the standalone Consumer Healthcare Global Business Unit (GBU) which, in addition to integrated research, development and production functions now also has its own dedicated global support functions (including Finance, People & Culture, Legal, Ethics, Business Integrity & Global Security, Information Solutions & Technology, Global Business Services, etc.); and (ii) organizational changes to Sanofi’s Manufacturing & Supply global function (previously known as Industrial Affairs).
Consequently, with effect from January 1, 2023, Sanofi reports two operating segments: Biopharma and Consumer Healthcare.
The Biopharma operating segment comprises commercial operations and research, development and production activities relating to the Specialty Care, General Medicines and Vaccines franchises, for all geographical territories. The segment’s results include the costs of global support functions that are not within the managerial responsibility of the Consumer Healthcare GBU.
The Consumer Healthcare operating segment comprises commercial operations relating to Consumer Healthcare products, and research, development and production activities and global support functions (as listed above) dedicated to the segment, for all geographical territories. The Consumer Healthcare GBU segment’s results reflect all incurred costs of global support functions attributable to its business.
The “Other” category comprises reconciling items, primarily but not limited to (i) gains and losses on centralized foreign exchange risk hedging transactions that cannot be allocated to the operating segments and (ii) gains and losses on retained commitments in respect of previously divested operations.
D.35.1. Segment results
D.35.1.1. Analysis of net sales
The table below sets forth Sanofi’s net sales for the years ended December 31, 2023, 2022 and 2021:

(€ million)		Europe	United States	Other countries	2023	Europe	United States	Other countries	2022(a)	Europe	United States	Other countries	2021(b)
Biopharma		8,835	17,265	11,790	37,890	8,498	16,985	12,329	37,812	8,426	13,246	11,621	33,293
Specialty Care		3,206	11,917	2,917	18,040	3,016	10,848	2,593	16,457	2,764	7,847	2,141	12,752
of which	DUPIXENT	1,224	8,145	1,346	10,715	940	6,346	1,007	8,293	649	3,971	629	5,249
	AUBAGIO	437	460	58	955	511	1,420	100	2,031	512	1,312	131	1,955
	CEREZYME	229	189	269	687	239	194	274	707	244	173	266	683
	FABRAZYME	241	503	247	991	228	471	239	938	223	395	226	844
	MYOZYME/ LUMIZYME	341	254	188	783	408	318	232	958	410	373	220	1,003
	JEVTANA	12	230	78	320	33	275	83	391	112	253	90	455
	ALPROLIX	—	440	100	540	—	406	98	504	—	332	82	414
	ELOCTATE	—	341	130	471	—	450	130	580	—	429	134	563
General Medicines		3,932	2,084	6,360	12,376	4,141	2,846	7,140	14,127	4,437	2,637	7,144	14,218
Core Assets		1,988	1,485	2,797	6,270	1,917	1,653	2,819	6,389	1,868	1,315	2,585	5,768
of which	LOVENOX	622	7	496	1,125	658	17	635	1,310	703	29	754	1,486
	TOUJEO	441	213	469	1,123	421	283	413	1,117	394	259	316	969
	PLAVIX	96	8	844	948	101	9	873	983	115	9	805	929
Non-Core Assets		1,396	592	3,536	5,524	1,637	1,176	4,305	7,118	1,846	1,281	4,515	7,642
of which	LANTUS	357	281	782	1,420	426	757	1,076	2,259	474	861	1,159	2,494
	Other non-core assets	961	302	2,424	3,687	1,129	412	2,840	4,381	1,285	410	3,034	4,729
Industrial sales		548	7	27	582	587	17	16	620	723	41	44	808
Vaccines		1,697	3,264	2,513	7,474	1,341	3,291	2,596	7,228	1,225	2,762	2,336	6,323
of which	Polio/Pertussis/ Hib Vaccines	297	398	1,470	2,165	325	456	1,504	2,285	306	470	1,383	2,159
	Influenza Vaccines	694	1,406	569	2,669	681	1,737	559	2,977	729	1,366	533	2,628
Consumer Healthcare		1,557	1,247	2,376	5,180	1,501	1,290	2,394	5,185	1,333	1,139	1,996	4,468
of which	Allergy	70	412	287	769	55	439	276	770	49	371	192	612
	Pain Care	502	180	424	1,106	555	212	424	1,140	515	196	382	1,093
	Digestive Wellness	520	138	844	1,502	432	144	822	1,449	389	124	618	1,131
Total net sales		10,392	18,512	14,166	43,070	9,999	18,275	14,723	42,997	9,759	14,385	13,617	37,761
(a)    2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective January 1, 2023.
(b)    Due to a lack of available data and the complex adjustments that would be required (particularly for our reporting tools), the 2021 figures have not been restated to reflect changes arising from our new organizational structure.

D.35.1.2. Business operating income
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of each operating segment and to allocate resources.
“Business operating income” is derived from Operating income, adjusted as follows:
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature), are eliminated;
•fair value remeasurements of contingent consideration relating to business combinations (IFRS 3) or business divestments, and presented within the line item Fair value remeasurement of contingent consideration, are eliminated;
•expenses arising from the remeasurement of inventories following business combinations (IFRS 3) or acquisitions of groups of assets that do not constitute a business within the meaning of paragraph 2b of IFRS 3, are eliminated;
•amounts reported within the line items Restructuring costs and similar items are eliminated;
•other gains and losses including gains and losses on major divestments, presented within the line item Other gains and losses, and litigation, are eliminated;
•other costs and provisions related to litigation, presented within the line item Other gains and losses, and litigation, are eliminated;
•upfront payments and regulatory milestone payments recognized within the line item Other operating income and related to transactions outside the ordinary activities of Sanofi are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, to the extent that this relates to joint ventures and associates with which Sanofi has a strategic alliance; and
•net income attributable to non-controlling interests is deducted.

The table below shows Sanofi’s segment results for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	2023
(€ million)	Biopharma	Consumer Healthcare	Other(a)	Total Sanofi
Net sales	37,890	5,180	—	43,070
Other revenues	3,322	52	—	3,374
Cost of sales	(12,282)	(1,933)	(1)	(14,216)
Research and development expenses	(6,509)	(219)	—	(6,728)
Selling and general expenses	(8,868)	(1,828)	4	(10,692)
Other operating income and expenses	(2,387)	181	(18)	(2,224)
Share of profit/(loss) from investments accounted for using the equity method	101	21	—	122
Net income attributable to non-controlling interests	(20)	(16)	—	(36)
Business operating income	11,247	1,438	(15)	12,670
(a)    This caption reconciles segment financial information to total consolidated financial information.

	2022(a)
(€ million)	Biopharma	Consumer Healthcare	Other(b)	Total Sanofi
Net sales	37,812	5,185	—	42,997
Other revenues	2,330	62	—	2,392
Cost of sales	(11,793)	(1,903)	4	(13,692)
Research and development expenses	(6,503)	(205)	2	(6,706)
Selling and general expenses	(8,736)	(1,761)	5	(10,492)
Other operating income and expenses	(1,679)	148	17	(1,514)
Share of profit/(loss) from investments accounted for using the equity method	76	12	—	88
Net income attributable to non-controlling interests	(17)	(16)	—	(33)
Business operating income	11,490	1,522	28	13,040
(a)    2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.
(b)    This caption reconciles segment financial information to total consolidated financial information.

	2021(a)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other(b)	Total Sanofi
Net sales	26,970	6,323	4,468	—	37,761
Other revenues	264	1,095	55	—	1,414
Cost of sales	(6,965)	(3,430)	(1,606)	(250)	(12,251)
Research and development expenses	(4,330)	(712)	(153)	(497)	(5,692)
Selling and general expenses	(5,326)	(805)	(1,388)	(2,036)	(9,555)
Other operating income and expenses	(1,172)	128	111	(13)	(946)
Share of profit/(loss) from investments accounted for using the equity method	17	11	11	—	39
Net income attributable to non-controlling interests	(49)	(1)	(5)	(1)	(56)
Business operating income	9,409	2,609	1,493	(2,797)	10,714
(a)    Due to a lack of available data and the complex adjustments that would be required (particularly for our reporting tools), the 2021 figures have not been restated to reflect changes arising from our new organizational structure.
(b)    This caption reconciles segment financial information to total consolidated financial information.
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2023	2022	2021
Business operating income	12,670	13,040	10,714
Share of profit/(loss) from investments accounted for using the equity method(a)	(122)	(88)	(39)
Net income attributable to non-controlling interests(b)	36	33	56
Amortization and impairment of intangible assets(c)	(3,068)	(1,599)	(1,772)
Fair value remeasurement of contingent consideration	(93)	27	(4)
Expenses arising from the impact of acquisitions on inventories(d)	(20)	(3)	(4)
Restructuring costs and similar items	(1,490)	(1,336)	(820)
Other gains and losses, and litigation	(38)	(370)	(5)
Income from out-licensing(e)	—	952	—
Operating income	7,875	10,656	8,126
Financial expenses	(1,313)	(440)	(368)
Financial income	591	206	40
Income before tax and investments accounted for using the equity method	7,153	10,422	7,798
(a)    Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(b)    Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c)    For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and PRO-XTEN technology platforms. For 2022, this line includes a reversal of €2,154 million on ELOCTATE franchise products following FDA approval of ALTUVIIIO dated February 22, 2023, partially offset by an impairment loss of €1,586 million on intangible assets relating to SAR444245 (non-alpha interleukin-2).
(d)    This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(e)    For 2022, this line includes an upfront payment of $900 million and a regulatory milestone payment of $100 million related to the out-licensing of LIBTAYO following the restructuring of the Immuno-Oncology Collaboration and License Agreement with Regeneron (see Note C.1.).

D.35.2. Other segment information
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method with which Sanofi has entered into a strategic alliance, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method in the Biopharma segment are the interests in MSP Vaccine Company, and Infraserv GmbH & Co. Höchst KG (see Note D.6.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2023
(€ million)	Biopharma	Consumer Healthcare	Total
Investments accounted for using the equity method	234	28	262
Acquisitions of property, plant and equipment	1,619	100	1,719
Acquisitions of other intangible assets	1,287	18	1,305

	2022(a)
(€ million)	Biopharma	Consumer Healthcare	Total
Investments accounted for using the equity method	248	37	285
Acquisitions of property, plant and equipment	1,529	77	1,606
Acquisitions of other intangible assets	574	21	595
(a)    2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.

(€ million)	2021(a)
	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	159	91	—	250
Acquisitions of property, plant and equipment	1,024	382	73	1,479
Acquisitions of other intangible assets	451	108	6	565
(a)    Due to a lack of available data and the complex adjustments that would be required (particularly for our reporting tools), the 2021 figures have not been restated to reflect changes arising from our new organizational structure.
D.35.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2023
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	43,070	10,392	2,379	19,216	18,512	13,462
Non-current assets:
•property, plant and equipment owned	10,160	5,659	3,085	3,316	2,322	1,185
•goodwill	49,404	—	—	—	—	—
▪other intangible assets	24,319	5,566	—	17,852	—	901

	2022
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	42,997	9,999	2,296	18,984	18,275	14,014
Non-current assets:
•property, plant and equipment owned	9,869	5,365	2,875	3,284	2,457	1,220
•goodwill	49,892	—	—	—	—	—
•other intangible assets	21,640	6,257	—	14,178	—	1,205

(€ million)	2021
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	37,761	9,759	2,256	15,075	14,385	12,927
Non-current assets:
•property, plant and equipment owned	10,028	5,959	3,253	2,998	2,234	1,071
•goodwill	48,056	—	—	—	—	—
•other intangible assets	21,407	7,059	—	13,187	—	1,161
As stated in Note D.5., goodwill is not allocated by geographical region.